CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Financing Activities:
Cash, end of period		$ 0
Mountain Lake Acquisition Corp.
Cash Flows from Operating Activities:
Net income	$ 443,117	8,281,946
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	8,533
Payment of operation costs through promissory note	70,488
Interest earned on cash and investments held in Trust Account	(493,853)	(9,586,719)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(18,440)	6,829
Long-term prepaid insurance	(87,776)	87,776
Prepaid insurance	(92,500)	4,724
Due to Sponsor	3,183	(2,495)
Accrued offering costs		(6,750)
Accounts payable and accrued expenses	7,401	283,977
CASH USED IN OPERATING ACTIVITIES	(159,847)	(930,712)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(231,150,000)
Net cash used in investing activities	(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000
Proceeds from sale of Private Placement Units	8,050,000
Repayment of promissory note - related party	(249,828)
Payment of offering costs	(506,933)
Net cash provided by financing activities	232,693,239
Net Change in Cash	1,383,392	(930,712)
Cash, beginning of period		1,383,392
Cash, end of period	1,383,392	452,680
Non-cash financing activities:
Reversal of deferred underwriting fee payable		7,050,000
Offering Costs Included In Accrued Offering Costs	6,750
Prepaid expenses paid by Sponsor for issuance of Class B ordinary shares	25,000
Offering costs paid through promissory note - related party	174,111
Prepaid services contributed by Sponsor through promissory note - related party	5,229
Offering costs paid through prepaid expenses	16,467
Deferred Underwriting Fee Payable	8,050,000	$ 1,000,000
Forfeiture of Founder Shares	$ 36